Significant Accounting Policies (Details)	3 Months Ended		6 Months Ended	18 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024
Significant Accounting Policies [Line Items]
Functional currency increased percentage	(9.31%)	2.12%	3.64%	(7.54%)
NIS [Member]
Significant Accounting Policies [Line Items]
Exchange rate	3.372			3.372	3.647